Segmental Reporting (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments Line Items
External Revenues		$ 255,702	$ 192,172	$ 102,461
Inter Segment Revenues		0	0	0
Revenue		255,702	192,172	102,461
Segment Adjusted Ebitda		221,910	163,547	113,965
Reconciliations of unallocated amounts:
Headquarter costs	[1]	(30,434)	(18,071)	(12,086)
Gains from projects disposals		9,847
Intersegment loss		1,587	2,038	2,811
Repayment of contract asset under concession arrangements		(14,120)	(17,579)	(32,857)
Depreciation and amortization and share based compensation		(70,766)	(50,940)	(24,480)
U.S. acquisition expense				(7,331)
Other incomes not attributed to segments		40,119	11,617
Operating profit		158,143	90,612	34,400
Finance income		36,799	23,341	30,333
Finance expenses		(68,143)	(62,591)	(37,175)
Share in the losses of equity accounted investees		(330)	(306)	(189)
Profit (Loss) before income taxes		126,469	51,056	27,369
Total reportable segments
Disclosure Of Operating Segments Line Items
External Revenues		255,702	192,172	102,461
Inter Segment Revenues		9,074	9,111	10,894
Revenue		264,776	201,283	113,355
Segment Adjusted Ebitda		221,910	163,547	113,965
Total reportable segments | Management and construction
Disclosure Of Operating Segments Line Items
External Revenues		8,270	11,113	8,152
Inter Segment Revenues		9,074	9,111	10,894
Revenue		17,344	20,224	19,046
Segment Adjusted Ebitda		3,035	4,018	6,623
Total reportable segments | ISRAEL
Disclosure Of Operating Segments Line Items
External Revenues		67,687	51,363	18,919
Inter Segment Revenues		0	0	0
Revenue		67,687	51,363	18,919
Segment Adjusted Ebitda		66,680	57,598	44,549
Total reportable segments | Central-Eastern Europe
Disclosure Of Operating Segments Line Items
External Revenues		87,374	70,705	61,326
Inter Segment Revenues		0	0	0
Revenue		87,374	70,705	61,326
Segment Adjusted Ebitda		72,629	56,181	51,610
Total reportable segments | Western Europe
Disclosure Of Operating Segments Line Items
External Revenues		90,097	58,991	14,064
Inter Segment Revenues		0	0	0
Revenue		90,097	58,991	14,064
Segment Adjusted Ebitda		78,048	45,750	11,183
Total reportable segments | USA
Disclosure Of Operating Segments Line Items
External Revenues		2,274
Inter Segment Revenues		0
Revenue		2,274
Segment Adjusted Ebitda		1,518
Adjustments
Disclosure Of Operating Segments Line Items
External Revenues		0	0	0
Inter Segment Revenues		(9,074)	(9,111)	(10,894)
Revenue		(9,074)	(9,111)	(10,894)
Segment Adjusted Ebitda		$ 0	$ 0	$ 0

[1]	Including general and administrative, project promotion and development expenses (excluding depreciation and amortization and share based compensation).